Basis of Presentation and Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Minimum [Member]
Property and Equipment, Useful lives		3 years
Maximum [Member]
Property and Equipment, Useful lives		25 years
Leasehold Improvements [Member]
Property and Equipment, Useful lives	5 years	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property and Equipment, Useful lives	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property and Equipment, Useful lives	25 years	25 years